TANGIBLE EQUITY UNITS - Carrying Value of TEUs (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Tangible Equity Units [Abstract]
Amortizing Notes	$ 15.5	$ 70.4
Purchase Contracts	1,009.4	1,218.1
Net proceeds on issuance	1,024.9	1,288.5
Less: Current portion of TEU	(1,024.9)	(56.9)
Tangible equity units	$ 0.0	$ 1,231.6